John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 54.8%		$1,299,127,392
(Cost $809,551,999)
Communication services 8.3%		196,748,304
Diversified telecommunication services 1.7%
Verizon Communications, Inc.	672,405	39,967,753
Interactive media and services 4.5%
Alphabet, Inc., Class A (A)	53,480	76,625,074
Alphabet, Inc., Class C (A)	1,088	1,560,442
Facebook, Inc., Class A (A)	146,370	29,553,567
Media 2.1%
Comcast Corp., Class A	1,135,482	49,041,468
Consumer discretionary 6.2%		145,877,017
Internet and direct marketing retail 2.9%
Amazon.com, Inc. (A)	34,163	68,623,901
Leisure products 0.4%
Hasbro, Inc.	95,636	9,742,439
Multiline retail 1.0%
Dollar General Corp.	158,185	24,267,161
Specialty retail 1.3%
Lowe's Companies, Inc.	211,981	24,640,671
Ulta Beauty, Inc. (A)	19,671	5,270,058
Textiles, apparel and luxury goods 0.6%
Carter's, Inc.	125,698	13,332,787
Consumer staples 3.8%		90,901,297
Beverages 0.5%
Anheuser-Busch InBev SA	173,939	13,121,957
Food and staples retailing 1.7%
Walmart, Inc.	352,614	40,370,777
Household products 1.2%
The Procter & Gamble Company	223,875	27,899,303
Tobacco 0.4%
Philip Morris International, Inc.	114,985	9,509,260
Energy 2.5%		59,254,561
Energy equipment and services 0.2%
Schlumberger, Ltd.	140,894	4,721,358
Oil, gas and consumable fuels 2.3%
ConocoPhillips	268,171	15,937,403
Devon Energy Corp.	368,154	7,996,305
Royal Dutch Shell PLC, A Shares	311,225	8,172,880
Suncor Energy, Inc.	271,459	8,303,931
Valero Energy Corp.	167,509	14,122,684
Financials 8.4%		199,499,853
Banks 4.1%
Citizens Financial Group, Inc.	641,360	23,909,901
JPMorgan Chase & Co.	447,033	59,169,288
KeyCorp	370,178	6,926,030
SVB Financial Group (A)	33,089	7,952,279
Capital markets 1.4%
BlackRock, Inc.	30,450	16,057,808
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	74,494	$17,710,949
Consumer finance 0.9%
Discover Financial Services	264,647	19,882,929
Diversified financial services 2.0%
Berkshire Hathaway, Inc., Class B (A)	213,388	47,890,669
Health care 9.3%		219,608,799
Biotechnology 1.0%
Alexion Pharmaceuticals, Inc. (A)	122,805	12,205,589
Incyte Corp. (A)	107,367	7,845,307
Sage Therapeutics, Inc. (A)	36,930	2,447,720
Health care equipment and supplies 2.8%
Abbott Laboratories	226,323	19,721,786
Danaher Corp.	167,413	26,931,729
Stryker Corp.	97,086	20,456,020
Health care providers and services 1.4%
HCA Healthcare, Inc.	76,207	10,577,532
UnitedHealth Group, Inc.	81,929	22,321,556
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	40,392	12,650,370
Pharmaceuticals 3.6%
AstraZeneca PLC	215,429	21,074,890
Eli Lilly & Company	168,019	23,462,173
Merck & Company, Inc.	309,830	26,471,875
Novartis AG, ADR	142,231	13,442,252
Industrials 3.7%		88,394,138
Aerospace and defense 1.2%
The Boeing Company	90,027	28,652,893
Airlines 0.5%
Southwest Airlines Company	237,095	13,035,483
Industrial conglomerates 1.5%
General Electric Company	959,353	11,943,945
Honeywell International, Inc.	129,919	22,504,569
Machinery 0.5%
Xylem, Inc.	150,101	12,257,248
Information technology 10.5%		248,015,106
Communications equipment 1.4%
Cisco Systems, Inc.	740,307	34,031,913
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	114,946	10,595,722
IT services 1.1%
PayPal Holdings, Inc. (A)	229,314	26,116,571
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc.	107,367	32,764,114
Software 3.8%
Microsoft Corp.	464,106	79,004,740
SAP SE, ADR	83,053	10,860,841
Technology hardware, storage and peripherals 2.3%
Apple, Inc.	176,541	54,641,205
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Materials 1.0%		$24,271,710
Chemicals 0.3%
Linde PLC	38,191	7,757,738
Metals and mining 0.7%
Franco-Nevada Corp.	84,649	9,621,996
Lundin Mining Corp.	643,432	3,374,201
Teck Resources, Ltd., Class B	272,247	3,517,775
Real estate 1.1%		26,556,607
Equity real estate investment trusts 1.1%
American Tower Corp.	55,835	12,939,203
Digital Realty Trust, Inc.	82,758	10,178,406

Simon Property Group, Inc.	25,828	3,438,998
Preferred securities 0.1%		$2,176,699
(Cost $2,006,254)
Financials 0.0%		945,841
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (B)	26,792	714,007
Wells Fargo & Company, Series L, 7.500%	150	231,834
Information technology 0.1%		964,824
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	840	964,824
Utilities 0.0%		266,034
Electric utilities 0.0%
The Southern Company, 6.750%	1,552	88,138
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	961	105,451
DTE Energy Company, 6.250%	1,413	72,445

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 21.9%				$519,701,184
(Cost $504,244,055)
U.S. Government 9.3%				221,218,141
U.S. Treasury
Bond	2.250	08-15-49	46,635,000	49,234,537
Bond	2.750	11-15-42	12,230,000	13,970,386
Bond	3.000	02-15-47	10,198,000	12,329,223
Bond	3.125	11-15-41	12,150,000	14,724,281
Note	1.500	09-30-21	14,620,000	14,647,984
Note	1.625	09-30-26	16,465,000	16,684,962
Note	1.750	12-31-24	58,631,000	59,815,071
Note	1.750	11-15-29	34,239,000	34,985,303
Treasury Inflation Protected Security	0.250	07-15-29	4,640,613	4,826,394
U.S. Government Agency 12.6%				298,483,043
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	3,341,379	3,414,717
15 Yr Pass Thru	3.000	10-01-31	5,646,810	5,870,040
30 Yr Pass Thru	3.000	03-01-43	727,536	763,407
30 Yr Pass Thru	3.000	12-01-45	3,968,151	4,146,437
30 Yr Pass Thru	3.000	10-01-46	11,292,800	11,789,592
30 Yr Pass Thru	3.000	10-01-46	4,651,372	4,844,366
30 Yr Pass Thru	3.000	12-01-46	3,677,588	3,819,835
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-46	2,861,151	$2,987,913
30 Yr Pass Thru	3.000	04-01-47	6,260,319	6,461,874
30 Yr Pass Thru	3.000	09-01-49	16,050,390	16,547,079
30 Yr Pass Thru	3.000	10-01-49	8,399,363	8,646,163
30 Yr Pass Thru	3.000	10-01-49	7,060,227	7,251,903
30 Yr Pass Thru	3.000	12-01-49	1,656,854	1,714,340
30 Yr Pass Thru	3.000	12-01-49	12,989,267	13,346,577
30 Yr Pass Thru	3.000	02-01-50	5,565,000	5,718,083
30 Yr Pass Thru	3.500	10-01-46	4,991,883	5,279,463
30 Yr Pass Thru	3.500	12-01-46	2,645,229	2,803,406
30 Yr Pass Thru	3.500	11-01-47	358,460	375,302
30 Yr Pass Thru	3.500	11-01-48	1,863,877	1,978,244
30 Yr Pass Thru	3.500	05-01-49	15,575,493	16,146,679
30 Yr Pass Thru	3.500	06-01-49	3,945,366	4,129,685
30 Yr Pass Thru	4.000	11-01-47	1,500,636	1,582,512
30 Yr Pass Thru	4.000	08-01-48	1,874,874	1,996,503
30 Yr Pass Thru	4.000	12-01-48	10,250,729	10,771,574
30 Yr Pass Thru	4.500	03-01-41	1,573,572	1,720,215
30 Yr Pass Thru	5.500	11-01-39	937,772	1,067,615
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	383,667	395,408
15 Yr Pass Thru	3.500	06-01-34	285,910	300,349
30 Yr Pass Thru (C)	3.000	TBA	7,270,000	7,433,007
30 Yr Pass Thru	3.000	02-01-43	511,545	531,052
30 Yr Pass Thru	3.000	03-01-43	177,858	186,530
30 Yr Pass Thru	3.000	05-01-43	275,333	288,758
30 Yr Pass Thru	3.000	12-01-45	6,200,739	6,404,251
30 Yr Pass Thru	3.000	02-01-47	2,971,515	3,101,543
30 Yr Pass Thru	3.000	10-01-47	6,459,140	6,721,595
30 Yr Pass Thru	3.000	12-01-47	2,024,075	2,089,241
30 Yr Pass Thru	3.000	07-01-49	7,085,998	7,245,490
30 Yr Pass Thru	3.000	09-01-49	3,767,324	3,868,601
30 Yr Pass Thru	3.000	10-01-49	7,899,347	8,195,636
30 Yr Pass Thru	3.000	11-01-49	19,699,827	20,315,606
30 Yr Pass Thru	3.000	11-01-49	1,631,512	1,682,000
30 Yr Pass Thru	3.500	06-01-42	3,753,655	3,997,052
30 Yr Pass Thru	3.500	06-01-43	6,682,040	7,113,233
30 Yr Pass Thru	3.500	12-01-44	1,524,223	1,607,339
30 Yr Pass Thru	3.500	04-01-45	1,307,513	1,386,575
30 Yr Pass Thru	3.500	04-01-45	528,680	560,648
30 Yr Pass Thru	3.500	07-01-47	10,856,883	11,516,767
30 Yr Pass Thru	3.500	12-01-47	2,077,242	2,189,865
30 Yr Pass Thru	3.500	07-01-49	3,762,212	3,898,000
30 Yr Pass Thru	3.500	09-01-49	2,548,641	2,644,611
30 Yr Pass Thru	3.500	01-01-50	4,520,000	4,680,314
30 Yr Pass Thru	4.000	01-01-41	1,779,017	1,915,042
30 Yr Pass Thru	4.000	09-01-41	1,110,515	1,195,078
30 Yr Pass Thru	4.000	10-01-41	6,754,911	7,271,396
30 Yr Pass Thru	4.000	01-01-47	8,369,174	8,923,827
30 Yr Pass Thru	4.000	04-01-48	1,447,927	1,550,039
30 Yr Pass Thru	4.000	07-01-48	2,512,412	2,634,244
30 Yr Pass Thru	4.000	10-01-48	1,606,245	1,714,002
30 Yr Pass Thru	4.500	11-01-39	2,234,038	2,437,421
30 Yr Pass Thru	4.500	09-01-40	1,133,612	1,236,815
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-41	696,631	$760,052
30 Yr Pass Thru	4.500	07-01-41	2,207,575	2,407,169
30 Yr Pass Thru	4.500	01-01-43	864,020	941,059
30 Yr Pass Thru	4.500	04-01-48	6,549,329	7,065,750
30 Yr Pass Thru	4.500	07-01-48	4,612,510	4,899,816
30 Yr Pass Thru	7.000	06-01-32	775	903
30 Yr Pass Thru	7.500	04-01-31	1,732	2,025

30 Yr Pass Thru	8.000	01-01-31	1,212	1,410
Foreign government obligations 0.2%				$4,614,490
(Cost $4,174,406)
Qatar 0.1%				2,446,674
State of Qatar
Bond (D)	3.375	03-14-24	1,243,000	1,309,811
Bond (D)	5.103	04-23-48	860,000	1,136,863
Saudi Arabia 0.1%				2,167,816
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	1,900,000	2,167,816

Corporate bonds 17.4%				$412,040,745
(Cost $391,757,262)
Communication services 1.9%				45,575,257
Diversified telecommunication services 0.7%
AT&T, Inc.	3.400	05-15-25	1,920,000	2,038,601
AT&T, Inc.	3.800	02-15-27	871,000	950,158
C&W Senior Financing DAC (D)	6.875	09-15-27	800,000	859,000
CenturyLink, Inc. (D)	4.000	02-15-27	392,000	393,791
Cincinnati Bell, Inc. (D)	7.000	07-15-24	1,131,000	1,183,331
GCI LLC (D)	6.625	06-15-24	320,000	344,000
GCI LLC	6.875	04-15-25	570,000	594,938
Level 3 Financing, Inc. (D)	3.400	03-01-27	1,104,000	1,138,080
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	670,000	686,096
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	636,300
Radiate Holdco LLC (D)	6.875	02-15-23	215,000	218,853
Telecom Argentina SA (D)(E)	6.500	06-15-21	680,000	673,200
Telecom Argentina SA (D)(E)	8.000	07-18-26	653,000	639,294
Telecom Italia Capital SA	7.200	07-18-36	985,000	1,221,400
Telecom Italia SpA (D)	5.303	05-30-24	760,000	828,400
UPCB Finance IV, Ltd. (D)	5.375	01-15-25	525,000	537,611
Verizon Communications, Inc.	4.400	11-01-34	860,000	1,030,819
Verizon Communications, Inc.	4.862	08-21-46	2,200,000	2,843,604
Entertainment 0.2%
Activision Blizzard, Inc.	3.400	09-15-26	415,000	445,837
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	488,000	477,020
Netflix, Inc.	4.875	04-15-28	675,000	722,250
Netflix, Inc. (D)	4.875	06-15-30	715,000	745,834
Netflix, Inc. (D)	5.375	11-15-29	230,000	250,341
Netflix, Inc.	5.875	11-15-28	1,175,000	1,323,226
Media 0.7%
Altice Financing SA (D)	5.000	01-15-28	351,000	344,510
Altice Financing SA (D)	6.625	02-15-23	575,000	585,063
Altice Luxembourg SA (D)	10.500	05-15-27	225,000	260,168
Cablevision Systems Corp.	5.875	09-15-22	525,000	564,375
Charter Communications Operating LLC	4.200	03-15-28	1,733,000	1,869,974
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	4.800	03-01-50	1,715,000	$1,850,326
Charter Communications Operating LLC	5.750	04-01-48	2,120,000	2,540,174
Charter Communications Operating LLC	6.484	10-23-45	1,675,000	2,172,987
CSC Holdings LLC (D)	5.375	02-01-28	360,000	381,600
CSC Holdings LLC (D)	5.500	04-15-27	465,000	493,481
CSC Holdings LLC (D)	5.750	01-15-30	560,000	602,011
CSC Holdings LLC (D)	7.500	04-01-28	520,000	591,604
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	385,000	407,153
MDC Partners, Inc. (D)	6.500	05-01-24	1,294,000	1,171,070
National CineMedia LLC (D)	5.875	04-15-28	355,000	370,728
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,471,000	1,544,550
Sirius XM Radio, Inc. (D)	5.375	07-15-26	889,000	937,699
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	370,800
WMG Acquisition Corp. (D)	5.500	04-15-26	420,000	442,050
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849	04-15-23	964,000	1,020,481
Comunicaciones Celulares SA (D)	6.875	02-06-24	455,000	464,705
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	209,039
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	630,000	655,391
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	570,000	617,113
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year U.S. ISDAFIX + 4.854%) (F)	6.875	07-19-27	736,000	736,000
Sprint Corp.	7.875	09-15-23	820,000	871,160
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	693,000	740,322
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,678,000	1,978,739
Consumer discretionary 1.8%				41,589,223
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	314,000	317,925
Automobiles 0.7%
Daimler Finance North America LLC (D)	2.700	06-14-24	700,000	713,648
Daimler Finance North America LLC (D)	3.500	08-03-25	670,000	708,554
Daimler Finance North America LLC (D)	3.750	11-05-21	170,000	175,171
Ford Motor Credit Company LLC	4.134	08-04-25	3,232,000	3,318,915
Ford Motor Credit Company LLC	5.113	05-03-29	1,799,000	1,889,643
Ford Motor Credit Company LLC	5.875	08-02-21	2,060,000	2,162,634
General Motors Company	4.875	10-02-23	1,605,000	1,740,684
General Motors Financial Company, Inc.	4.000	01-15-25	2,605,000	2,763,295
General Motors Financial Company, Inc.	4.300	07-13-25	1,130,000	1,212,996
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	219,000	235,425
Mclaren Finance PLC (D)	5.750	08-01-22	185,000	178,099
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	725,000	751,683
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	280,000	292,300
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	353,513
Prime Security Services Borrower LLC (D)	6.250	01-15-28	567,000	561,684
Sotheby's (D)	7.375	10-15-27	843,000	858,722
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	451,675
Connect Finco Sarl (D)	6.750	10-01-26	1,157,000	1,224,974
Eldorado Resorts, Inc.	6.000	09-15-26	310,000	339,838
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	273,998
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	497,000	525,578
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC (D)	6.500	02-15-25	570,000	$642,675
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	633,000	670,850
Resorts World Las Vegas LLC (D)	4.625	04-16-29	865,000	918,466
Twin River Worldwide Holdings, Inc. (D)	6.750	06-01-27	939,000	990,645
Wyndham Destinations, Inc. (D)	4.625	03-01-30	443,000	454,629
Yum! Brands, Inc. (D)	4.750	01-15-30	598,000	637,766
Internet and direct marketing retail 0.6%
Amazon.com, Inc.	3.150	08-22-27	2,215,000	2,396,548
Amazon.com, Inc.	4.050	08-22-47	1,145,000	1,413,394
Expedia Group, Inc. (D)	3.250	02-15-30	1,395,000	1,375,126
Expedia Group, Inc.	3.800	02-15-28	2,185,000	2,267,942
Expedia Group, Inc.	5.000	02-15-26	1,564,000	1,750,935
Prosus NV (D)	4.850	07-06-27	250,000	276,239
Prosus NV (D)	5.500	07-21-25	1,085,000	1,215,685
QVC, Inc.	4.375	03-15-23	910,000	942,843
QVC, Inc.	5.125	07-02-22	580,000	615,199
QVC, Inc.	5.450	08-15-34	630,000	639,004
Leisure products 0.0%
Diamond Sports Group LLC (D)	6.625	08-15-27	930,000	869,550
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	2,240,000	2,460,773
Consumer staples 0.3%				7,841,144
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,131,000	1,366,305
Food and staples retailing 0.1%
Albertsons Companies, Inc. (D)	4.875	02-15-30	386,000	396,615
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	890,000	906,617
Simmons Foods, Inc. (D)(E)	5.750	11-01-24	510,000	515,100
Food products 0.1%
JBS Investments II GmbH (D)	5.750	01-15-28	1,480,000	1,562,451
Kraft Heinz Foods Company (D)	4.875	02-15-25	695,000	713,237
NBM US Holdings, Inc. (D)	6.625	08-06-29	631,000	679,114
Post Holdings, Inc. (D)	5.500	12-15-29	334,000	353,589
Personal products 0.0%
Natura Cosmeticos SA (D)	5.375	02-01-23	1,010,000	1,054,410
Walnut Bidco PLC (D)(E)	9.125	08-01-24	285,000	293,706
Energy 2.0%				48,429,694
Energy equipment and services 0.1%
Archrock Partners LP	6.000	10-01-22	820,000	821,025
CSI Compressco LP	7.250	08-15-22	1,127,000	1,059,380
CSI Compressco LP (D)	7.500	04-01-25	1,014,000	1,006,821
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	232,102
Tervita Corp. (D)	7.625	12-01-21	714,000	726,495
Oil, gas and consumable fuels 1.9%
Aker BP ASA (D)	3.000	01-15-25	690,000	695,706
Cheniere Energy Partners LP (D)	4.500	10-01-29	1,339,000	1,362,433
Cimarex Energy Company	4.375	06-01-24	540,000	574,070
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	520,469
Continental Resources, Inc.	5.000	09-15-22	968,000	973,083
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	1,433,000	1,354,185
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP	5.125	05-15-29	255,000	$269,025
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,470,000	1,378,125
Enable Midstream Partners LP	3.900	05-15-24	983,000	1,010,839
Enable Midstream Partners LP	4.950	05-15-28	964,000	995,966
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,025,000	1,064,985
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,000,000	1,091,510
Energy Transfer Operating LP	4.200	04-15-27	329,000	350,745
Energy Transfer Operating LP	4.250	03-15-23	1,240,000	1,304,894
Energy Transfer Operating LP	5.150	03-15-45	1,055,000	1,097,238
Energy Transfer Operating LP	5.875	01-15-24	860,000	959,723
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,941,000	2,005,053
Husky Energy, Inc.	3.950	04-15-22	912,000	944,520
Kinder Morgan Energy Partners LP	7.750	03-15-32	660,000	925,296
MPLX LP	4.000	03-15-28	1,059,000	1,113,382
MPLX LP (D)	4.250	12-01-27	380,000	408,116
MPLX LP (D)	5.250	01-15-25	300,000	315,265
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	2,455,000	2,473,413
Murphy Oil Corp.	5.750	08-15-25	419,000	431,310
Newfield Exploration Company	5.625	07-01-24	845,000	932,805
ONEOK Partners LP	4.900	03-15-25	370,000	413,623
Parsley Energy LLC (D)	5.625	10-15-27	783,000	829,589
PBF Holding Company LLC (D)	6.000	02-15-28	765,000	782,289
Petrobras Global Finance BV (D)	5.093	01-15-30	2,248,000	2,466,843
Petrobras Global Finance BV	6.900	03-19-49	620,000	756,617
Sabine Pass Liquefaction LLC	4.200	03-15-28	846,000	905,064
Sabine Pass Liquefaction LLC	5.000	03-15-27	730,000	814,571
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,455,000	1,689,762
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,215,000	1,272,443
Sunoco Logistics Partners Operations LP	5.400	10-01-47	820,000	888,883
Targa Resources Partners LP	5.875	04-15-26	1,406,000	1,483,330
Teekay Offshore Partners LP (D)	8.500	07-15-23	886,000	904,845
The Williams Companies, Inc.	3.750	06-15-27	1,115,000	1,178,790
The Williams Companies, Inc.	4.550	06-24-24	2,432,000	2,656,586
The Williams Companies, Inc.	5.750	06-24-44	367,000	437,725
TransCanada PipeLines, Ltd.	4.250	05-15-28	670,000	750,842
WPX Energy, Inc.	4.500	01-15-30	650,000	654,043
WPX Energy, Inc.	5.250	09-15-24	220,000	230,450
WPX Energy, Inc.	5.250	10-15-27	876,000	915,420
Financials 4.8%				113,253,540
Banks 2.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(F)	6.750	06-15-26	565,000	649,044
Banco Santander SA	4.379	04-12-28	1,000,000	1,130,421
Bank of America Corp.	3.950	04-21-25	1,379,000	1,494,322
Bank of America Corp.	4.200	08-26-24	683,000	742,777
Bank of America Corp.	4.450	03-03-26	1,721,000	1,923,370
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	1,963,000	2,285,658
Barclays Bank PLC (D)	10.179	06-12-21	345,000	381,920
Barclays PLC	4.375	01-12-26	840,000	925,682
BPCE SA (D)	4.500	03-15-25	1,065,000	1,164,341
BPCE SA (D)	5.700	10-22-23	1,260,000	1,404,370
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	3.200	10-21-26	1,681,000	$1,778,701
Citigroup, Inc.	4.600	03-09-26	2,077,000	2,329,146
Citigroup, Inc.	5.500	09-13-25	565,000	657,845
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	1,500,000	1,527,675
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	1,315,000	1,500,915
Credit Agricole SA (D)	3.250	01-14-30	1,591,000	1,641,809
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(F)	7.875	01-23-24	970,000	1,104,206
Danske Bank A/S (D)	5.000	01-12-22	945,000	995,660
Discover Bank	2.450	09-12-24	1,205,000	1,218,910
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	901,000	932,535
Freedom Mortgage Corp. (D)	8.125	11-15-24	832,000	827,840
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	247,813
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,765,000	1,869,134
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21	1,150,000	1,205,580
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (F)	6.375	03-30-25	342,000	374,593
ING Bank NV (D)	5.800	09-25-23	895,000	1,002,592
ING Groep NV	3.550	04-09-24	882,000	934,685
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	375,000	412,950
JPMorgan Chase & Co.	2.950	10-01-26	1,799,000	1,885,965
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	1,558,000	1,714,124
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	1,303,000	1,330,233
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	1,525,000	1,719,224
Lloyds Banking Group PLC	4.450	05-08-25	2,660,000	2,945,752
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	915,000	1,025,395
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	765,000	835,763
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	2.547	12-01-21	490,000	490,053
PNC Bank NA	2.450	07-28-22	1,410,000	1,438,048
Santander Holdings USA, Inc. (D)	3.244	10-05-26	2,229,000	2,284,584
Santander Holdings USA, Inc.	3.400	01-18-23	900,000	929,925
Santander Holdings USA, Inc.	3.500	06-07-24	2,132,000	2,224,629
Santander Holdings USA, Inc.	4.400	07-13-27	410,000	448,825
Santander UK Group Holdings PLC (D)	4.750	09-15-25	940,000	1,025,941
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(F)	7.375	09-13-21	870,000	926,376
The PNC Financial Services Group, Inc.	2.200	11-01-24	1,717,000	1,749,529
The PNC Financial Services Group, Inc.	3.150	05-19-27	244,000	261,983
The PNC Financial Services Group, Inc.	3.500	01-23-24	604,000	644,227
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	785,000	818,606
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	1,616,000	1,721,654
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,340,000	1,417,964
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	413,000	429,118
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	2,041,000	2,204,280
The Toronto-Dominion Bank	3.250	03-11-24	1,310,000	1,386,233
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	3,063,000	3,459,995
Capital markets 0.5%
Ares Capital Corp.	3.625	01-19-22	860,000	880,762
Cantor Fitzgerald LP (D)	4.875	05-01-24	1,384,000	1,496,263
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(F)	7.500	12-11-23	450,000	$510,150
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(F)	7.500	07-17-23	945,000	1,041,248
Lazard Group LLC	4.375	03-11-29	735,000	823,028
Macquarie Bank, Ltd. (D)	4.875	06-10-25	960,000	1,062,479
Morgan Stanley	3.875	01-27-26	928,000	1,016,710
Stearns Holdings LLC (D)	5.000	11-05-24	7,341	4,882
Stifel Financial Corp.	4.250	07-18-24	804,000	876,222
The Goldman Sachs Group, Inc.	3.850	01-26-27	2,611,000	2,832,935
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(F)	7.000	01-31-24	898,000	988,797
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	1,604,000	1,785,573
Capital One Financial Corp.	3.500	06-15-23	800,000	840,566
Capital One Financial Corp.	3.900	01-29-24	1,950,000	2,088,076
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(F)	9.125	11-29-22	510,000	550,188
Discover Financial Services	3.950	11-06-24	1,605,000	1,724,783
Discover Financial Services	4.100	02-09-27	426,000	466,655
Enova International, Inc. (D)	8.500	09-01-24	142,000	139,515
Enova International, Inc. (D)	8.500	09-15-25	845,000	838,519
Springleaf Finance Corp.	6.875	03-15-25	260,000	293,150
Diversified financial services 0.3%
Allied Universal Holdco LLC (D)	6.625	07-15-26	380,000	403,988
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	1,873,000	2,109,742
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	478,000	513,869
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	1,035,806
Jefferies Group LLC	4.150	01-23-30	1,080,000	1,164,362
Jefferies Group LLC	4.850	01-15-27	1,148,000	1,274,484
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	100,000	107,880
Refinitiv US Holdings, Inc. (D)(E)	8.250	11-15-26	160,000	178,008
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	200,000	181,500
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,494,000	1,587,375
Insurance 0.5%
AXA SA	8.600	12-15-30	460,000	681,886
Brighthouse Financial, Inc.	3.700	06-22-27	1,915,000	1,941,198
CNO Financial Group, Inc.	5.250	05-30-25	502,000	562,868
CNO Financial Group, Inc.	5.250	05-30-29	920,000	1,037,300
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	1,401,000	1,530,088
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-07-87	36,000	47,700
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	1,010,000	1,270,146
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-68	320,000	481,600
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	920,000	1,009,700
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,222,000	2,388,650
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,132,000	1,352,914
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	226,050
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	349,350
MGIC Investment Corp.	5.750	08-15-23	362,000	400,010
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	258,488
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	375,000	$396,563
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	300,000	333,135
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	939,000	970,624
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	895,275
Radian Group, Inc.	4.500	10-01-24	300,000	319,560
Health care 1.0%				24,932,063
Biotechnology 0.2%
AbbVie, Inc. (D)	3.200	11-21-29	2,495,000	2,606,171
AbbVie, Inc. (D)	4.250	11-21-49	695,000	751,208
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,525,000	1,605,022
Health care providers and services 0.5%
Centene Corp. (D)	4.250	12-15-27	289,000	302,005
Centene Corp. (D)	4.625	12-15-29	302,000	325,043
Centene Corp. (D)	5.375	06-01-26	864,000	919,080
CVS Health Corp.	3.000	08-15-26	206,000	213,709
CVS Health Corp.	4.100	03-25-25	1,265,000	1,376,207
CVS Health Corp.	5.050	03-25-48	1,001,000	1,209,417
DaVita, Inc.	5.000	05-01-25	1,464,000	1,500,600
Encompass Health Corp.	4.500	02-01-28	120,000	123,605
HCA, Inc.	4.125	06-15-29	524,000	567,532
HCA, Inc.	5.250	04-15-25	988,000	1,123,611
HCA, Inc.	5.250	06-15-26	945,000	1,080,138
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	678,300
MEDNAX, Inc. (D)	6.250	01-15-27	565,000	575,594
Rede D'or Finance Sarl (D)	4.500	01-22-30	834,000	838,170
Select Medical Corp. (D)	6.250	08-15-26	750,000	809,123
Team Health Holdings, Inc. (D)	6.375	02-01-25	150,000	88,130
Universal Health Services, Inc. (D)	4.750	08-01-22	675,000	679,653
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	768,734
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	169,000	171,464
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (D)	5.250	01-30-30	400,000	407,500
Bausch Health Companies, Inc. (D)	6.125	04-15-25	1,125,000	1,157,198
Bristol-Myers Squibb Company (D)	2.900	07-26-24	2,410,000	2,520,895
Bristol-Myers Squibb Company (D)	3.250	02-20-23	968,000	1,009,865
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	163,161
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,295,000	1,360,928
Industrials 2.1%				48,725,189
Aerospace and defense 0.3%
Arconic, Inc.	5.125	10-01-24	956,000	1,032,260
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	897,000	937,814
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	655,000	697,575
The Boeing Company	3.200	03-01-29	1,934,000	2,037,566
TransDigm, Inc. (D)	5.500	11-15-27	1,983,000	1,995,195
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	479,000	487,383
Airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	478,269	507,539
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	695,337	693,032
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2001-1 Pass Through Trust	6.977	11-23-22	124,860	$127,064
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	944,103	988,004
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	995,993	1,046,517
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	436,412	444,224
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	1,206,346	1,313,044
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	560,800	604,897
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	858,725	919,548
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	381,309	396,831
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	435,000	451,382
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	820,000	860,619
Azul Investments LLP (D)	5.875	10-26-24	740,000	771,450
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	610,345	642,934
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	39,862	40,095
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	338,154	358,556
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	362,437	380,389
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	243,856	260,026
Delta Air Lines, Inc.	2.900	10-28-24	1,861,000	1,879,182
Delta Air Lines, Inc.	3.800	04-19-23	1,027,000	1,066,893
Delta Air Lines, Inc.	4.375	04-19-28	1,170,000	1,242,707
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	817,000	848,345
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,175,873	1,247,240
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	471,850	486,232
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	989,620	1,030,933
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,334,213	1,348,052
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	299,539	309,964
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	826,129	930,079
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	171,474	186,884
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	368,563	414,155
Building products 0.0%
Owens Corning	3.950	08-15-29	760,000	824,794
Commercial services and supplies 0.1%
APX Group, Inc. (E)	7.625	09-01-23	966,000	944,265
Clean Harbors, Inc. (D)	4.875	07-15-27	120,000	126,288
LSC Communications, Inc. (D)	8.750	10-15-23	1,058,000	573,965
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,175,000	1,254,078
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	188,000
Industrial conglomerates 0.1%
3M Company	3.250	02-14-24	1,220,000	1,291,264
General Electric Company	5.550	01-05-26	1,713,000	1,999,731
Machinery 0.0%
Harsco Corp. (D)	5.750	07-31-27	200,000	204,500
Professional services 0.1%
IHS Markit, Ltd. (D)	4.000	03-01-26	944,000	1,015,414
IHS Markit, Ltd. (D)	4.750	02-15-25	455,000	503,344
IHS Markit, Ltd.	4.750	08-01-28	538,000	617,312
Road and rail 0.1%
Uber Technologies, Inc. (D)	7.500	09-15-27	1,049,000	1,106,370
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	2.875	08-14-24	1,268,000	1,295,331
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	897,237
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ahern Rentals, Inc. (D)	7.375	05-15-23	1,085,000	$859,863
Air Lease Corp.	3.625	12-01-27	445,000	468,750
Aircastle, Ltd.	4.400	09-25-23	600,000	643,760
Aircastle, Ltd.	5.500	02-15-22	665,000	708,688
Ashtead Capital, Inc. (D)	4.250	11-01-29	367,000	380,304
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	870,437
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	765,000	832,374
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	320,048
United Rentals North America, Inc.	3.875	11-15-27	585,000	590,850
United Rentals North America, Inc.	4.875	01-15-28	1,005,000	1,047,713
United Rentals North America, Inc.	5.500	07-15-25	170,000	175,899
Information technology 1.9%				44,761,041
Communications equipment 0.2%
CommScope, Inc. (D)	8.250	03-01-27	1,105,000	1,135,388
Motorola Solutions, Inc.	4.600	02-23-28	1,835,000	2,040,270
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,515,000	1,569,495
Electronic equipment, instruments and components 0.0%
Tech Data Corp.	3.700	02-15-22	453,000	466,296
IT services 0.3%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	709,000	727,469
Fiserv, Inc.	3.200	07-01-26	1,521,000	1,606,191
PayPal Holdings, Inc.	2.400	10-01-24	1,351,000	1,377,498
PayPal Holdings, Inc.	2.850	10-01-29	1,788,000	1,838,077
Tempo Acquisition LLC (D)	6.750	06-01-25	261,000	270,135
VeriSign, Inc.	4.750	07-15-27	340,000	358,700
VeriSign, Inc.	5.250	04-01-25	565,000	622,065
Semiconductors and semiconductor equipment 1.0%
Broadcom Corp.	3.125	01-15-25	800,000	823,809
Broadcom Corp.	3.875	01-15-27	2,824,000	2,984,764
Broadcom, Inc. (D)	4.750	04-15-29	1,420,000	1,590,321
KLA Corp.	4.100	03-15-29	910,000	1,022,215
Lam Research Corp.	3.750	03-15-26	980,000	1,071,891
Lam Research Corp.	4.875	03-15-49	893,000	1,172,175
Marvell Technology Group, Ltd.	4.875	06-22-28	1,240,000	1,402,109
Microchip Technology, Inc.	4.333	06-01-23	2,665,000	2,847,311
Micron Technology, Inc.	4.185	02-15-27	2,669,000	2,917,880
Micron Technology, Inc.	4.975	02-06-26	612,000	690,414
Micron Technology, Inc.	5.327	02-06-29	2,387,000	2,798,394
NXP BV (D)	3.875	06-18-26	850,000	915,655
NXP BV (D)	4.625	06-01-23	1,815,000	1,958,352
NXP BV (D)	4.875	03-01-24	925,000	1,017,903
Qorvo, Inc.	5.500	07-15-26	260,000	274,950
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	523,000	535,203
Microsoft Corp.	4.450	11-03-45	1,035,000	1,343,665
PTC, Inc. (D)	4.000	02-15-28	196,000	197,960
Technology hardware, storage and peripherals 0.3%
Dell International LLC (D)	4.900	10-01-26	1,470,000	1,636,863
Dell International LLC (D)	5.300	10-01-29	1,540,000	1,771,377
Dell International LLC (D)	8.350	07-15-46	1,786,000	2,500,115
Seagate HDD Cayman	4.750	01-01-25	1,185,000	1,276,131
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.5%				$11,157,421
Chemicals 0.3%
Cydsa SAB de CV (D)	6.250	10-04-27	880,000	913,000
Methanex Corp.	4.250	12-01-24	810,000	847,315
Methanex Corp.	5.250	12-15-29	1,052,000	1,108,777
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	900,000	975,384
Syngenta Finance NV (D)	4.441	04-24-23	1,325,000	1,399,891
Syngenta Finance NV (D)	5.676	04-24-48	365,000	406,528
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	745,000	769,220
Containers and packaging 0.0%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	685,000	715,825
Metals and mining 0.1%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	695,790
Commercial Metals Company	5.375	07-15-27	231,000	240,818
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	432,000
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	290,000	287,281
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	574,255
Newmont Corp.	2.800	10-01-29	430,000	441,104
Paper and forest products 0.1%
Inversiones CMPC SA (D)	3.850	01-13-30	407,000	416,158
Norbord, Inc. (D)	6.250	04-15-23	550,000	595,375
Suzano Austria GmbH	6.000	01-15-29	300,000	338,700
Real estate 0.6%				13,947,456
Equity real estate investment trusts 0.6%
American Homes 4 Rent LP	4.250	02-15-28	1,173,000	1,284,594
American Tower Corp.	2.400	03-15-25	795,000	808,144
American Tower Corp.	2.950	01-15-25	837,000	872,131
American Tower Corp.	3.550	07-15-27	1,748,000	1,867,537
American Tower Corp.	3.800	08-15-29	710,000	771,688
CyrusOne LP	3.450	11-15-29	709,000	731,702
Equinix, Inc.	3.200	11-18-29	1,568,000	1,623,366
Equinix, Inc.	5.375	05-15-27	648,000	702,302
GLP Capital LP	5.375	04-15-26	901,000	1,023,013
SBA Communications Corp. (D)	3.875	02-15-27	456,000	462,270
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,213,459
SBA Tower Trust (D)	3.722	04-09-48	1,392,000	1,439,871
The GEO Group, Inc.	6.000	04-15-26	146,000	129,940
Ventas Realty LP	3.500	02-01-25	825,000	875,319
VICI Properties LP (D)	4.625	12-01-29	136,000	142,120
Utilities 0.5%				11,828,717
Electric utilities 0.2%
ABY Transmision Sur SA (D)	6.875	04-30-43	514,238	654,419
Emera US Finance LP	3.550	06-15-26	617,000	658,308
Empresa Electrica Angamos SA (D)	4.875	05-25-29	446,040	468,387
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	453,849
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	300,000	341,779
Vistra Operations Company LLC (D)	3.700	01-30-27	1,569,000	1,577,241
Vistra Operations Company LLC (D)	4.300	07-15-29	1,270,000	1,307,823
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	680,000	727,600
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	$744,514
Greenko Dutch BV (D)	5.250	07-24-24	375,000	380,231
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	148,230	173,429
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,886,000	2,043,468
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	826,000	834,260
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	265,928
NRG Energy, Inc. (D)	3.750	06-15-24	525,000	548,801
Multi-utilities 0.0%

CenterPoint Energy, Inc.	2.500	09-01-24	637,000	648,680
Municipal bonds 0.1%				$1,190,373
(Cost $1,136,935)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,023,000	1,088,452

New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	101,921
Term loans (G) 0.0%				$189,814
(Cost $204,970)
Financials 0.0%				189,814
Capital markets 0.0%

LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	7.684	05-01-23	206,250	189,814
Collateralized mortgage obligations 2.4%				$56,281,533
(Cost $56,470,366)
Commercial and residential 1.8%				42,091,127
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (D)(H)	3.258	04-27-48	120,630	121,155
Series 2018-3, Class A1 (D)(H)	3.649	09-25-48	314,083	318,589
AOA Mortgage Trust Series 2015-1177, Class C (D)(H)	3.110	12-13-29	290,000	292,650
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(H)	3.763	04-25-48	1,267,191	1,283,186
Series 2019-2, Class A1 (D)(H)	3.347	04-25-49	1,030,097	1,046,020
Series 2019-3, Class A1 (D)(H)	2.962	10-25-48	574,091	580,200
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (D)(H)	3.843	11-05-32	575,000	551,000
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	665,000	697,309
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(D)	4.113	03-15-37	500,000	503,304
BBCMS Trust
Series 2015-MSQ, Class D (D)(H)	4.123	09-15-32	385,000	394,091
Series 2015-SRCH, Class D (D)(H)	5.122	08-10-35	840,000	941,508
Series 2020-C6, Class A2	2.690	02-15-53	537,000	553,097
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	926,000	983,987
Series 2019-B11, Class A2	3.410	05-15-52	710,000	751,003
Series 2019-B12, Class A2	3.001	08-15-52	905,000	943,491
Series 2019-B13, Class A2	2.889	08-15-57	780,000	809,715
Series 2019-B14, Class A2	2.915	12-15-62	824,000	857,837
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(H)	2.666	07-25-59	425,988	427,211
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	131,382	132,804
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	1.023	01-10-35	7,015,000	125,214
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	2.997	03-15-37	480,000	480,764
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	3.426	12-15-37	230,000	$230,874
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(D)	3.826	07-15-32	438,501	437,401
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	3.926	11-15-36	835,000	836,039
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	315,000	330,992
Series 2019-SMRT, Class A (D)	4.149	01-10-36	260,000	280,304
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (D)(H)	3.470	07-27-48	81,086	81,393
Series 2019-2, Class A1 (D)(H)	3.337	05-25-49	415,005	418,200
Series 2020-1, Class A1 (D)(H)	2.488	02-25-50	592,000	592,657
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.795	08-15-45	3,785,597	128,738
Series 2012-CR3, Class XA IO	2.017	10-15-45	5,446,414	219,288
Series 2014-CR15, Class XA IO	1.089	02-10-47	5,710,688	172,507
Series 2014-CR20, Class A3	3.326	11-10-47	1,730,000	1,836,175
Series 2016-CR28, Class A3	3.495	02-10-49	350,000	378,490
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.587	05-10-51	9,676,745	327,915
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.540	08-10-30	880,000	926,173
Series 2013-LC13, Class B (D)(H)	5.009	08-10-46	220,000	238,602
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	319,475
Series 2020-CBM, Class A2 (D)	2.896	11-13-39	175,500	180,760
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	3.276	05-15-36	1,580,000	1,583,960
CSMC Trust Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	972,313	976,982
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(H)	3.500	11-25-57	244,852	246,256
GCAT LLC Series 2019-NQM1, Class A1 (D)	2.985	02-25-59	1,237,192	1,256,537
GS Mortgage Securities Trust
Series 2012-GCJ7, Class XA IO	2.349	05-10-45	5,385,579	140,932
Series 2015-590M, Class C (D)(H)	3.932	10-10-35	320,000	335,989
Series 2015-GC30, Class A3	3.119	05-10-50	805,000	849,952
Series 2015-GC34, Class A4	3.506	10-10-48	425,000	459,331
Series 2016-RENT, Class D (D)(H)	4.202	02-10-29	630,000	636,509
Series 2017-485L, Class C (D)(H)	4.115	02-10-37	250,000	263,984
Series 2019-GC39, Class A2	3.457	05-10-52	1,035,000	1,093,856
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	878,484
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(D)	3.376	12-15-34	250,000	249,994
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (B)(D)	5.604	08-05-34	210,000	209,822
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	347,564
Series 2017-APTS, Class CFX (D)(H)	3.613	06-15-34	400,000	412,371
Irvine Core Office Trust Series 2013-IRV, Class A2 (D)(H)	3.279	05-15-48	1,370,000	1,426,877
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	420,000	459,014
Series 2016-C1, Class A4	3.311	03-15-49	300,000	321,252
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	6,005,672	183,670
Series 2015-JP1, Class A4	3.649	01-15-49	1,780,000	1,938,064
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(D)	3.026	05-15-36	350,000	$349,778
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.076	11-15-34	850,000	850,267
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	514,250	527,821
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.917	11-15-32	464,000	476,488
Series 2018-ALXA, Class C (D)(H)	4.460	01-15-43	380,000	423,482
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	247,993
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	1,057,791	1,115,699
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (D)(H)	3.793	03-25-48	204,815	206,802
Verus Securitization Trust Series 2018-3, Class A1 (D)(H)	4.108	10-25-58	710,474	719,677
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(H)	4.079	12-13-29	844,000	849,273
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(H)	2.800	03-18-28	690,000	688,892
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	3.326	12-15-34	295,000	294,106
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	2.055	11-15-45	4,364,547	181,406
Series 2013-C16, Class B (H)	5.198	09-15-46	145,000	157,925
U.S. Government Agency 0.6%				14,190,406
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.439	12-25-21	4,686,145	87,726
Series K021, Class X1 IO	1.556	06-25-22	286,031	8,111
Series K022, Class X1 IO	1.337	07-25-22	10,359,891	253,970
Series K040, Class A2	3.241	09-25-24	855,000	911,633
Series K043, Class A2	3.062	12-25-24	1,710,000	1,815,327
Series K728, Class A2 (H)	3.064	08-25-24	541,000	571,676
Series K729, Class A2	3.136	10-25-24	954,000	1,011,034
Series KIR3, Class A1	3.038	08-25-27	1,420,000	1,502,290
Government National Mortgage Association
Series 2012-114, Class IO	0.778	01-16-53	2,100,851	93,968
Series 2016-174, Class IO	0.892	11-16-56	4,337,566	312,535
Series 2017-109, Class IO	0.600	04-16-57	5,734,754	286,432
Series 2017-124, Class IO	0.709	01-16-59	7,252,259	446,268
Series 2017-135, Class IO	0.838	10-16-58	4,801,372	307,357
Series 2017-140, Class IO	0.609	02-16-59	4,084,498	228,167
Series 2017-159, Class IO	0.544	06-16-59	5,883,923	301,077
Series 2017-169, Class IO	0.727	01-16-60	9,938,941	632,664
Series 2017-20, Class IO	0.743	12-16-58	6,893,983	394,997
Series 2017-22, Class IO	0.933	12-16-57	2,838,227	214,754
Series 2017-41, Class IO	0.791	07-16-58	5,245,128	315,144
Series 2017-46, Class IO	0.620	11-16-57	6,773,687	375,113
Series 2017-61, Class IO	0.764	05-16-59	3,169,301	211,235
Series 2018-158, Class IO	0.727	05-16-61	6,635,112	493,490
Series 2018-35, Class IO	0.527	03-16-60	7,106,593	376,570
Series 2018-43, Class IO	0.576	05-16-60	11,156,987	628,148
Series 2018-68, Class IO	0.479	01-16-60	12,265,661	597,026
Series 2018-69, Class IO	0.554	04-16-60	10,307,270	611,767
Series 2018-81, Class IO	0.450	01-16-60	10,659,539	577,321

Series 2018-9, Class IO	0.559	01-16-60	11,546,858	624,606
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 2.4%				$58,478,083
(Cost $57,098,841)
Asset backed securities 2.4%				57,761,617
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (B)	2.210	05-25-36	543,082	533,576
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	485,000	503,638
Series 2018-3, Class C	3.740	10-18-24	395,000	414,310
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	1,457,000	1,494,183
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,182,513	1,215,363
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (D)	3.450	03-20-23	859,000	885,791
Series 2019-3A, Class A (D)	2.360	03-20-26	836,000	848,760
Series 2020-1A, Class A (D)	2.330	08-20-26	867,000	878,447
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	500,117	515,112
CARS-DB4 LP Series 2020-1A, Class B1 (D)	4.170	02-15-50	857,000	856,829
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	1,320,798	1,349,142
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	525,558	527,180
Series 2018-B, Class A3	3.190	11-15-23	1,050,000	1,071,266
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	1,055,163	1,093,292
Corevest American Finance Trust Series 2019-3, Class A (D)	2.705	10-15-52	222,476	227,234
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.531	02-25-35	121,343	121,455
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	389,060	402,774
Series 2017-1A, Class A2II (D)	4.030	11-20-47	436,100	459,981
Series 2019-1A, Class A2I (D)	3.787	05-20-49	2,174,075	2,232,514
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,329,400	1,414,109
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,278,263	1,315,575
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	369,550	370,016
Ford Credit Auto Owner Trust Series 2018-B, Class A3	3.240	04-15-23	1,023,000	1,043,888
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	1,800,000	1,858,049
Series 2019-2, Class A	3.060	04-15-26	1,311,000	1,378,403
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (D)	2.900	04-15-26	1,225,000	1,275,017
Golden Credit Card Trust Series 2018-4A, Class A (D)	3.440	10-15-25	920,000	967,972
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	767,269	774,741
Series 2018-AA, Class A (D)	3.540	02-25-32	387,053	401,224
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	445,000	461,496
Series 2019-1A, Class A2I (D)	3.982	08-25-49	445,000	451,016
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (B)	2.034	10-27-42	516,581	502,352
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	295,000	299,522
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	505,000	$520,927
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(H)	3.500	08-25-58	403,420	418,585
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (D)	2.210	10-17-22	740,468	742,138
Series 2019-A, Class A3 (D)	2.840	11-13-23	640,000	652,874
MVW Owner Trust
Series 2015-1A, Class A (D)	2.520	12-20-32	82,350	82,606
Series 2018-1A, Class A (D)	3.450	01-21-36	920,165	949,853
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	346,970	361,748
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,139,000	1,161,960
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	525,223	526,286
Series 2018-FNT2, Class A (D)	3.790	07-25-54	305,937	307,132
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (D)	3.220	02-15-23	260,000	263,841
Series 2018-2A, Class A2 (D)	3.690	10-15-23	700,000	723,271
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3	3.220	06-15-23	1,532,000	1,565,291
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	174,715	175,499
Series 2018-PLS2, Class A (D)	3.265	02-25-23	966,520	969,105
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	348,000	355,201
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	875,000	884,692
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	358,769	369,096
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	1,395,000	1,422,925
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	372,000	375,229
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	746,250	789,003
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (D)	3.500	06-20-35	329,978	340,107
Series 2019-1A, Class A (D)	3.200	01-20-36	372,638	378,346
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	291,948	294,667
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,141,000	1,172,411
Sonic Capital LLC Series 2020-1A, Class A2I (D)	3.845	01-20-50	801,000	802,474
Taco Bell Funding LLC Series 2018-1A, Class A2I (D)	4.318	11-25-48	1,188,990	1,229,439
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	191,917	192,508
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(H)	3.921	10-25-53	280,000	288,704
Series 2015-2, Class 1M2 (D)(H)	3.784	11-25-60	815,000	874,933
Series 2016-5, Class A1 (D)(H)	2.500	10-25-56	482,543	485,037
Series 2017-1, Class A1 (D)(H)	2.750	10-25-56	691,681	700,002
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	184,323	186,272
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	368,808	375,664
Series 2018-3, Class A1 (D)(H)	3.750	05-25-58	544,712	568,949
Series 2018-4, Class A1 (D)(H)	3.000	06-25-58	943,589	973,403
Series 2018-5, Class A1A (D)(H)	3.250	07-25-58	233,918	239,923
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-6, Class A1A (D)(H)	3.750	03-25-58	1,387,857	$1,437,478
Series 2019-1, Class A1 (D)(H)	3.750	03-25-58	573,821	605,469
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (D)	2.560	11-25-31	2,418,000	2,505,358
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	506,333	509,600
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	514,938	536,448
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	427,870	430,825
Westgate Resorts LLC
Series 2016-1A, Class A (D)	3.500	12-20-28	131,307	131,737
Series 2017-1A, Class A (D)	3.050	12-20-30	231,718	232,998
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	3.450	03-15-24	499,000	507,376
Commercial and residential 0.0%				716,466

Towd Point Mortgage Trust Series 2019-4, Class A1 (D)(H)	2.900	10-25-59	697,168	716,466
Escrow certificates 0.0%				$32,169
(Cost $0)
Stearns Holdings LLC (A)(D)(I)	9.375	08-15-20	279,000	32,169

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$18,204,374
(Cost $18,203,299)
U.S. Government Agency 0.3%				7,977,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	1,732,000	1,732,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	6,245,000	6,245,000

	Yield (%)	Shares	Value
Short-term funds 0.1%			2,593,374
John Hancock Collateral Trust (J)	1.6984(K)	259,135	2,593,374

	Par value^	Value
Repurchase agreement 0.3%		7,634,000
Barclays Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $7,327,959 on 2-3-20, collateralized by $7,119,900 U.S. Treasury Notes, 2.625% due 12-31-23 (valued at $7,474,582)	7,327,000	7,327,000
Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $307,014 on 2-3-20, collateralized by $290,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $313,983)	307,000	307,000

Total investments (Cost $1,844,848,387) 100.0%	$2,372,036,856
Other assets and liabilities, net (0.0%)	(1,107,181)
Total net assets 100.0%	$2,370,929,675

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $2,540,536.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 1-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	1,299,127,392	$1,256,757,665	$42,369,727	—
Preferred securities	2,176,699	2,176,699	—	—
U.S. Government and Agency obligations	519,701,184	—	519,701,184	—
Foreign government obligations	4,614,490	—	4,614,490	—
Corporate bonds	412,040,745	—	412,040,745	—
Municipal bonds	1,190,373	—	1,190,373	—
Term loans	189,814	—	189,814	—
Collateralized mortgage obligations	56,281,533	—	56,281,533	—
Asset backed securities	58,478,083	—	58,478,083	—
Escrow certificates	32,169	—	—	$32,169
Short-term investments	18,204,374	2,593,374	15,611,000	—
Total investments in securities	$2,372,036,856	$1,261,527,738	$1,110,476,949	$32,169
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	259,135	—	$32,169,118	$(29,575,568)	$(574)	$398	$12,248	—	$2,593,374
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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